Land Use Rights, Net - Schedule of Land Use Rights (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Land Use Rights [Abstract]
Cost	¥ 12,860	$ 1,762	¥ 12,860
Accumulated amortization	(4,930)	(675)	(4,673)
Land use rights, net	¥ 7,930	$ 1,087	¥ 8,187